Accrued liabilities and payables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Accrued liabilities and payables
Accrued operating and administrative expenses	$ 6,040	$ 4,909
Accrued interest	2,335	2,382
Current tax payable	1,744	1,315
Current portion of provision for tax uncertainty (note 6)	5,198	2,603
Refund liabilities (note 4)	3,976	3,976
Lease liability	43	63
Other accruals and payables	3,959	857
Total accrued liabilities and other payables	$ 23,295	$ 16,105